Debt Obligations Future Maturities (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]	As of December 31, 2012, the aggregate principal maturities for the next five years are as follows:

Year ending December 31:
2013	$29
2014	9
2015	6
2016	382
2017	—